Financial Instruments - Schedule Of Fair Value Of The Derivative Financial Instruments And A Maturity Analysis Of The Derivatives Cash Flows (Details) € in Thousands, £ in Thousands, kr in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 £ / kr	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 NOK (kr)	Jun. 30, 2026 kr / $	Jun. 30, 2026 £ / $	Jun. 30, 2026 € / $	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 £ / kr	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / kr	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 € / kr	Dec. 31, 2025 NOK (kr)	Dec. 31, 2025 kr / $	Dec. 31, 2025 £ / $	Dec. 31, 2025 € / $	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 £ / kr	Dec. 31, 2024 USD ($)	Dec. 31, 2024 $ / kr	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 € / kr	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 € / $
Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted sales:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			£ 891							£ 2,076		$ 13,812,000		€ 490
Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted sales: | 6 months and less
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			891							1,185		13,812,000		490
Average forward rate				13.79							13.85		10.58		12.14
Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted sales: | 6-12 months
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			0							891		0		0
Average forward rate				0							13.79		0		0
Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted sales: | 1-2 years
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			0							0		0		0
Average forward rate				0							0		0		0
Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			245							940				150
Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases: | 6 months and less
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			245							695				150
Average forward rate				13.9							13.92				12.03
Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases: | 6-12 months
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			0							245				0
Average forward rate				0							13.9				0
Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases: | 1-2 years
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			0							0				0
Average forward rate				0							0				0
Foreign exchange forward contracts | Derivative financial instruments—not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			11,200		€ 42,100	kr 69,800				13,800				49,300		kr 131,200
Foreign exchange forward contracts | Derivative financial instruments—not designated as hedging instruments | 6 months and less
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			6,100		22,800	28,200				6,000				21,600		97,900
Average forward rate							0.1	1.35	1.2								0.1	1.35	1.19
Foreign exchange forward contracts | Derivative financial instruments—not designated as hedging instruments | 6-12 months
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			5,100		19,300	41,600				5,300				18,900		16,500
Average forward rate							0.1	1.35	1.21								0.1	1.35	1.2
Foreign exchange forward contracts | Derivative financial instruments—not designated as hedging instruments | 1-2 years
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts			£ 0		€ 0	kr 0				2,500				8,800		16,800
Average forward rate							0	0	0								0.1	1.34	1.21
HMH Holding BV And Subsidiaries [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Beginning balance	$ (2,250)	$ 1,098
Change in foreign currency risk	3,481,000	(4,314,000)
Income tax allocated to cash flow hedges	(766)	966
Ending balance	$ 465	$ (2,250)
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted sales:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										2,076		13,812,000		0		490				£ 6,027		$ 97,710,000		€ 40,449		kr 10,109
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted sales: | 6 months and less
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										1,185		13,812,000		0		490				3,658		74,136,000		28,141		5,485
Average forward rate											13.85		10.58		12.14				0		13.94		10.89		11.9		1.08
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted sales: | 6-12 months
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										891		0		0						294		10,817,000		12,308		4,379
Average forward rate											13.79		0		0				0		13.91		10.92		11.93		1.08
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted sales: | 1-2 years
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										0		$ 0		0		0				2,075		12,757,000		0		kr 245
Average forward rate											0		0		0				0		13.83		10.54		12.09		0
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										940				0		150				2,596		4,235,000		2,246
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases: | 6 months and less
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										695				0		150				1,206		3,185,000		2,246
Average forward rate											13.92				12.03				0		13.65						11.76
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases: | 6-12 months
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										245				0		0				450		1,050,000		0
Average forward rate											13.9				0				0		13.95						11.94
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases: | 1-2 years
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										0				0		0				£ 940		$ 0		€ 0
Average forward rate											0				0				0		13.92						0
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases: | 6 months and less
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Average forward rate | € / $																											1.11
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases: | 6-12 months
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Average forward rate | € / $																											0
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—designated as cash flow hedging instruments | Foreign exchange forward contracts to hedge highly probable forecasted purchases: | 1-2 years
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Average forward rate | € / $																											0
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										13,800				49,300		131,200
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—not designated as hedging instruments | 6 months and less
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										6,000				21,600		97,900
Average forward rate																	0.1	1.35	1.19
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—not designated as hedging instruments | 6-12 months
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										5,300				18,900		16,500
Average forward rate																	0.1	1.35	1.2
HMH Holding BV And Subsidiaries [Member] | Foreign exchange forward contracts | Derivative financial instruments—not designated as hedging instruments | 1-2 years
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts										£ 2,500				€ 8,800		kr 16,800
Average forward rate																	0.1	1.34	1.21